Share Based Awards	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2020
Share-based Payment Arrangement [Abstract]
Share Based Awards

Note 11 - Share Based Awards

Effective August 2019, shareholders approved the 2019 Equity Incentive Plan (the “Plan”) which allows us to incentivize key employees, consultants, and directors with long term compensation awards such as stock options, restricted stock, and restricted stock units (collectively, the “Awards”). The number of shares issuable in connection with Awards under the Plan may not exceed 8,750,000.

A.	October 2019 Issuances

In October 2019, we issued options to purchase 350,000 shares of common stock valued at $477,500. Options to purchase 200,000 shares vest ratably over a two-year period and expire in October 2029. Options to purchase 150,000 shares vest ratably over a three-year period and expire in October 2024. All of the options were issued at an exercise price of $2.10 which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.59% or 1.74%, (iii) expected life – 5 or 10 years, and (iv) expected dividend yield of 0%.

B.	January 2020 Issuances

In January 2020, we issued options to purchase 1,100,000 shares of common stock exercisable at $0.82 vesting quarterly over a three-year period. These options were valued at $707,300. We also issued options to purchase 147,475 shares of common stock exercisable at $0.82. These options were valued at $94,826 and were vested in full upon issuance. All of these options were issued at an exercise price which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.74%, (iii) expected life – 10 years, and (iv) expected dividend yield of zero.

C.	January 2021 Issuances

In January 2021, we issued 1,000,000 shares of restricted common stock which was valued at $2,690,000 based on our stock price of $2.69 on the date of issuance.  250,000 of shares vested immediately with the remaining 750,000 vesting in thirty-six monthly installments subject to acceleration if certain performance milestones are attained.

In January 2021, we issued options to purchase 100,000 shares of common stock at an exercise price of $2.69 which equaled the stock price on the date of issuance.  50,000 options vested immediately with the remaining 50,000 vesting ratably on the first and second anniversary dates.  The options were valued at $147,581 using the Black Scholes model and the following assumptions: (i) expected volatility – 88.37%, (ii) risk free interest rate – 0.38%, (iii) expected life – 5.87 years, and (iv) expected dividend yield of 0%.

D.	Summary

Stock compensation expense for the three and nine months ended January 31, 2021 was as follows:

	3 months	9 months
General and administrative	$336,301	$525,559
Research and development	179,157	199,047
Operations	170,612	175,586
Sales and marketing	168,125	168,125
	$854,195	$1,068,317

Stock compensation expense for the three months and nine months ended January 31, 2020 was $149,462 and $161,529, respectively.

Options exercisable as of January 31, 2021 totaled 964,143. The remaining weighted average contractual term of the options outstanding at January 31, 2021 was 6.63 years. The aggregate intrinsic value of outstanding options, representing the excess of the stock price at January 31, 2021 of $5.00 over the exercise price of each option, was $7,062,446.

Note 11 – Share Based Awards

Effective August 2019, shareholders approved the 2019 Equity Incentive Plan (the “Plan”) which allows us to incentivize key employees, consultants, and directors with long term compensation awards such as stock options, restricted stock, and restricted stock units (collectively, the “Awards”). The number of shares issuable in connection with Awards under the Plan may not exceed 8,750,000.

A.	October 2019 Issuances

In October 2019, we issued options to purchase 350,000 shares of common stock valued at $477,500. Options to purchase 200,000 shares vest ratably over a 2 year period and expire in October 2029. Options to purchase 150,000 shares vest ratably over a 3 year period and expire in October 2024. All of the options were issued at an exercise price of $2.10 which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.59% or 1.74%, (iii) expected life – 5 or 10 years, and (iv) expected dividend yield of 0%.

B.	January 2020 Issuances

In January 2020, we issued options to purchase 1,100,000 shares of common stock exercisable at $0.82 vesting quarterly over a 3 year period. These options were valued at $707,300. We also issued options to purchase 147,475 shares of common stock exercisable at $0.82. These options were valued at $94,826 and were vested in full upon issuance. All of these options were issued at an exercise price which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.74%, (iii) expected life – 10 years, and (iv) expected dividend yield of zero.

C.	Summary

Compensation expense recognized during the year ended April 30, 2020 was 269,895, of which $213,959 was included in general and administrative expenses and $55,936 was included in research and development expenses. There was no compensation expense recognized during the year ended April 30, 2019.

Options exercisable as of January 31, 2020 totaled 339,142. The remaining weighted average contractual term of the options outstanding at October 31, 2019 was 9.22 years. The aggregate intrinsic value of outstanding options, representing the excess of the stock price at April 30, 2020 of $1.50 over the exercise price of each option, was $848,283 at April 30, 2020.